ENTITY-WIDE DISCLOSURE (Schedule of Long-Lived Assets by Geographical Location) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 52,729	$ 48,595	$ 46,571
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	37,790	34,822	35,002
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 14,939	$ 13,773	$ 11,569